AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$3,548	$-	$-	$3,548

Available-for-sale - matures within one year:
Certificate of deposit	5,658	11	(1)	5,668
Government debentures - fixed interest rate	2,617	43	-	2,660
Government sponsored enterprises - fixed interest rate	4,558	-	-	4,558
Corporate debentures - fixed interest rate	2,609	2	(9)	2,602

	15,442	56	(10)	15,488
Available-for-sale - matures after one year through three years:
Certificate of deposit	3,260	16	-	3,276
Government debentures - fixed interest rate	1,570	72	-	1,642
Government sponsored enterprises - fixed interest rate	8,671	4	(2)	8,673
Corporate debentures - fixed interest rate	13,669	96	(34)	13,731

	27,170	188	(36)	27,322
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	1,531	-	(17)	1,514

Available-for-sale - matures after five years:
ARS	1,387	-	(157)	1,230

	$49,078	$244	$(220)	49,102

Reclassification of certain securities to long-term				7,966

				$41,136

	December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$23,091	$4	$(20)	$23,075

Available-for-sale - matures within one year:
Government debentures - fixed interest rate	14,331	6	-	14,337
Government sponsored enterprises - fixed interest rate	7,011	-	-	7,011
Corporate debentures - fixed interest rate	23,022	39	(29)	23,032

	44,364	45	(29)	44,380
Available-for-sale - matures after one year through three years:
Government debentures - fixed interest rate	8,688	188	(69)	8,807

Corporate debentures - fixed interest rate	8,448	32	(2)	8,478

	17,136	220	(71)	17,285
Available-for-sale - matures after five years:
ARS	1,482	-	(169)	1,313

	$86,073	$269	$(289)	86,053
Reclassification of certain securities to long-term				15,590

				$70,463

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2012 and 2011 and the length of time that those investments have been in a continuous loss position:

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	38,849	$120	$1,313	$169	$40,162	$289

Schedule Of Unrealized Loss On Investments

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	38,849	$120	$1,313	$169	$40,162	$289

*)	Represents an amount lower than $1.